N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 28, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 28, 2012 (unaudited)
	Principal	Fair
	Amount	Value

CORPORATE BONDS (93.8%)

Consumer Discretionary (23.9%)
AMC Entertainment Inc 8.750% 06/01/19	$45,000	$49,612
AMC Entertainment Holdings 9.750% 12/01/20	135,000	152,044
AWAS Aviation Capital LT - 144A 7.000% 10/15/16	85,600	90,736
Academy Ltd -144A 9.250% 08/01/19	70,000	76,912
Allison Transmission Inc - 144A 7.125% 05/15/19	105,000	112,612
American Axle 7.875% 03/01/17	70,000	72,975
American Axle & MFG Inc - 144A 9.250% 01/15/17	13,000	14,527
American Axle & MFG Inc 7.750% 11/15/19	25,000	27,562
American Tire Dist Inc 9.750% 06/01/17	45,000	48,037
CCO Holding LLC/Cap Corp 7.875% 04/30/18	130,000	140,725
CCO Holdings LLC/CAP Corp 7.000% 01/15/19	115,000	124,487
CCO Holdings LLC/CAP Corp 7.375% 06/01/20	40,000	44,650
CSC Holdings LLC 8.625% 02/15/19	30,000	35,550
Cablevision Systems Corp 8.625% 09/15/17	120,000	139,500
Caesars Operating Escrow - 144A 8.500% 02/15/20	85,000	85,000
Caesars Operating Escrow - 144A 9.000% 02/15/20	70,000	70,700
Cequel Com Hldg I/Cap CP - 144A 8.625% 11/15/17	55,000	58,712
Choice Hotels Intl Inc 5.750% 07/01/22	25,000	27,250
*Chrysler GP/CG CO-Issuer 8.000% 06/15/19	200,000	212,000
Cinemark USA Inc 7.375% 06/15/21	40,000	44,500
Citycenter Holdings/Fin 7.625% 01/15/16	105,000	112,087
Claire's Stores Inc - 144A 9.000% 03/15/19	145,000	150,437
Clear Channel Communication 9.000% 03/01/21	150,000	133,500
Clear Channel Worldwide 7.625% 03/15/20	5,000	4,800
Clear Channel Worldwide 7.625% 03/15/20	75,000	73,125
Dana Holding Corp 6.500% 02/15/19	55,000	58,575
*Dish DBS Corp 7.875% 09/01/19	295,000	342,937
Dish DBS Corp 6.750% 06/01/21	125,000	136,250
Dish DBS Corp - 144A 4.625% 07/15/17	45,000	46,012
Dish DBS Corp - 144A 5.875% 07/15/22	115,000	117,875
Easton-Bell Sports Inc 9.750% 12/01/16	185,000	200,031
Echostar DBS Corp 7.125% 02/01/16	50,000	55,250
*Ford Motor Credit Co LLC 5.000% 05/15/18	330,000	360,269
GXS Worldwide Inc 9.750% 06/15/15	60,000	61,800
GWR Operating Partnership 10.875% 04/01/17	75,000	86,250
Goodyear Tire & Rubber Corp 8.750% 08/15/20	45,000	51,187
Goodyear Tire & Rubber Corp 8.250% 08/15/20	120,000	132,900
Gymboree Corp 9.125% 12/01/18	100,000	95,125
HD Supply Inc - 144A 8.125% 04/15/19	80,000	86,800
HD Supply Inc - 144A 11.000% 04/15/20	90,000	99,900
Hanesbrands Inc 8.000% 12/15/16	70,000	77,351
Hanesbrands Inc 6.375% 12/15/20	75,000	81,375
Harrahs Operating Co Inc 11.250% 06/01/17	310,000	333,250
Harrahs Operating Co Inc 10.000% 12/15/18	60,000	39,300
Hughes Satellite Systems Corp 6.500% 06/15/19	50,000	53,500
Interactive Data Corp 10.250% 08/01/18	107,000	119,840
Inventiv Health Inc - 144A 10.000% 08/15/18	35,000	30,800
Inventiv Health Inc - 144A 10.000% 08/15/18	50,000	44,000
Chinos Acquistion Corp 8.125% 03/01/19	95,000	99,512
Jarden Corp 7.500% 01/15/20	100,000	110,500
Libbey Glass Inc - 144A 6.875% 05/15/20	50,000	53,750
Limited Brands Inc 6.625% 04/01/21	50,000	56,750
*MGM Mirage Inc 7.625% 01/15/17	205,000	217,300
MGM Mirage Inc - 144A 8.625% 02/01/19	110,000	119,900
MGM Mirage Inc - 144A 6.750% 10/01/20	55,000	55,000
MGM Mirage Inc 9.000% 03/15/20	190,000	212,087
Marina District Fin 9.500% 10/15/15	15,000	15,131
Marina District Fin 9.875% 08/15/18	155,000	155,387
(2)Michaels Stores Inc 13.000% 11/01/16	32,000	33,600
Michaels Stores Inc 7.750% 11/01/18	110,000	117,975
Michaels Stores Inc - 144A 7.750% 11/01/18	40,000	42,800
Nexstar/Mission Broadcast 8.875% 04/15/17	60,000	65,250
Nexeo Solutions LLC/Corp 8.375% 03/01/18	65,000	64,350
PC Merger Sub Inc - 144A 8.875% 08/01/20	65,000	69,225
JC Penney Corp 6.375% 10/15/36	30,000	24,486
JC Penney Corp 7.950% 04/01/17	90,000	92,925
Petco Animal Supplies - 144A 9.250% 12/01/18	90,000	99,900
Polymer Group Inc 7.750% 02/01/19	75,000	79,875
Quebecor Media 7.750% 03/15/16	210,000	216,300
Royal Caribbean Cruises 7.250% 06/15/16	40,000	44,700
Sabre Inc - 144A 8.500% 05/15/19	150,000	154,125
Sally Holdings 6.875% 11/15/19	20,000	22,250
Sally Holdings/Sally Cap 5.750% 06/01/22	25,000	26,625
Sealy Mattress Co 8.250% 06/15/14	210,000	212,887
Sealy Mattress Co - 144A 10.875% 04/15/16	25,000	27,312
#Serta Simmons Hldgs LLC - 144A 8.125% 10/01/20	100,000	99,250
Service Corp Intl 6.750% 04/01/16	20,000	22,350
Service Corp Intl 7.625% 10/01/18	25,000	29,625
Service Corp Intl 7.500% 04/01/27	65,000	68,900
Service Corp Intl 7.000% 05/15/19	60,000	66,300
Servicemaster Company - 144A 7.000% 08/15/20	40,000	41,000
Simmons Bedding Co - 144A 11.250% 07/15/15	190,000	196,745
Stewart Enterprises 6.500% 04/15/19	35,000	37,625
Uncle Acquistion 2010 8.625% 02/15/19	120,000	119,400
Vail Resorts Inc 6.500% 05/01/19	65,000	70,687
Visant Corp 10.000% 10/01/17	35,000	34,650
Visteon Corp 6.750% 04/15/19	105,000	110,250
WMG Acquisition Corp 9.500% 06/15/16	90,000	98,212
#Wolverine World Wide - 144A 6.125% 10/15/20	10,000	10,300
Zayo Escrow Corp 8.125% 01/01/20	25,000	27,312
		8,335,125
Consumer Staples (6.6%)
Bumble Bee Acquisition - 144A 9.000% 12/15/17	158,000	165,307
*Central Garden & Pet Co 8.250% 03/01/18	160,000	169,600
*Clear Channel Worldwide 9.250% 12/15/17	275,000	296,312
Constellation Brands Inc 6.000% 05/01/22	15,000	17,062
Del Monte Corp 7.625% 02/15/19	225,000	231,469
Dole Foods Co - 144A 8.000% 10/01/16	25,000	26,156
Michael Foods Inc 9.750% 07/15/18	95,000	105,925
Post Holdings Inc - 144A 7.375% 02/15/22	35,000	37,187
Reynolds GRP ISS/Reynold 9.875% 08/15/19	200,000	212,750
Reynolds GRP ISS/Reynold 9.000% 04/15/19	400,000	408,000
Reynolds Group - 144A 5.750% 10/15/20	45,000	45,000
Rite Aid Corp 7.500% 03/01/17	50,000	51,375
Rite Aid Corp 9.500% 06/15/17	15,000	15,431
Rite Aid Corp 9.750% 06/12/16	55,000	60,225
Rite Aid Corp 9.250% 03/15/20	85,000	87,125
Spectrum Brands Inc 9.500% 06/15/18	70,000	78,925
Spectrum Brands Inc - 144A 9.500% 06/15/18	55,000	62,012
Spectrum Brands Hldgs - 144A 6.750% 03/15/20	40,000	41,300
Supervalu Inc 8.000% 05/01/16	100,000	89,250
Yankee Acquisition Corp 9.750% 02/15/17	85,000	89,250
		2,289,661
Energy (8.1%)
*Arch Coal Inc 8.750% 08/01/16	125,000	122,500
Arch Coal Inc 7.000% 06/15/19	40,000	33,600
Arch Coal Inc 7.250% 06/15/21	25,000	20,875
Berry Petroleum Co 6.375% 09/15/22	45,000	47,475
Breitburn Energy Partner 8.625% 10/15/20	65,000	71,012
Breitburn Energy Partner - 144A 7.875% 04/15/22	95,000	98,325
Chesapeake Energy Corp 6.625% 08/15/20	95,000	97,968
Chesapeake Midstream PT 6.125% 07/15/22	45,000	47,587
Chesapeake Oil - 144A 6.625% 11/15/19	25,000	24,000
Cloud Peak Energy 8.250% 12/15/17	50,000	54,375
Crosstex Energy LP 8.875% 02/15/18	140,000	149,800
Denbury Resources Inc 8.250% 02/15/20	95,000	107,112
EP Ener/Everest Acq Fin - 144A 7.750% 09/01/22	30,000	30,600
EV Energy Partners 8.000% 04/15/19	125,000	129,687
Eagle Rock Energy Partners 8.375% 06/01/19	60,000	58,950
Eagle Rock Ener Part/Fin -144A 8.375% 06/01/19	40,000	39,300
El Paso Corporation 7.250% 06/01/18	80,000	92,122
Forest Oil Corp 7.250% 06/15/19	110,000	109,175
(3)GMX Resources Inc 11.000% 12/01/17	63,565	59,592
Hiland Part Lp/Corp - 144A 7.250% 10/01/20	35,000	36,400
James River Escrow Inc 7.875% 04/01/19	80,000	45,800
Kodiak Oil & Gas Corp - 144A 8.125% 12/01/19	110,000	116,600
Linn Energy LLC 8.625% 04/15/20	75,000	82,125
Linn Energy LLC 7.750% 02/01/21	30,000	31,725
Linn Energy LLC - 144A 6.500% 05/15/19	30,000	30,000
Linn Energy LLC - 144A 6.250% 11/01/19	80,000	79,600
Meg Energy Corp 6.375% 01/30/23	50,000	53,375
Magnum Hunter Resources - 144A 9.750% 05/15/20	45,000	45,900
Markwest Energy Part/Fin 5.500% 02/15/23	75,000	78,562
#Midstates Petro Inc - 144A 10.750% 10/01/20	50,000	52,125
Peabody Energy Corp - 144A 6.000% 11/15/18	75,000	75,000
Peabody Energy Corp - 144A 6.250% 11/15/21	30,000	29,850
QR Energy LP/QRE Finance - 144A 9.250% 08/01/20	70,000	71,400
#Regency Energy Partners 5.500% 04/15/23	60,000	60,450
Sandridge Energy Inc - 144A 8.000% 06/01/18	40,000	42,000
Sandridge Energy Inc - 144A 8.125% 10/15/22	35,000	37,275
Sandridge Energy Inc - 144A 7.500% 03/15/21	35,000	36,050
Sandridge Energy Inc - 144A 7.500% 02/15/23	55,000	56,650
Tesoro Corp - 144A 5.875% 10/01/20	50,000	51,250
Trinidad Drilling Ltd - 144A 7.875% 01/15/19	80,000	86,400
Vanguard Nat Res/VNR Fin 7.875% 04/01/20	80,000	80,600
Venoco Inc 8.875% 02/15/19	55,000	47,850
WPX Energy Inc 6.000% 01/15/22	95,000	102,125
		2,823,167
Financials (7.6%)
*Ally Financial Inc 6.250% 12/01/17	340,000	367,739
Ally Financial Inc 5.500% 02/15/17	120,000	125,434
Ally Financial Inc 4.625% 06/26/15	85,000	87,167
Avaya Inc 9.750% 11/01/15	10,000	8,875
Avaya Inc 10.125% 11/01/15	85,165	76,010
Avaya Inc - 144A 7.000% 04/01/19	100,000	93,000
*(2)Bank of America Corp 8.000% fixed to 01/30/18 8.000% 12/29/49	150,000	163,341
Cit Group Inc 5.250% 03/15/18	120,000	128,700
Cit Group Inc 5.000% 05/15/17	60,000	64,050
Cit Group Inc 4.250% 08/15/17	110,000	114,160
CNH Capital LLC - 144A 6.250% 11/01/16	55,000	59,744
Claires Stores Inc 8.875% 03/15/19	65,000	59,800
Host Hotels & Resorts LP 9.000% 05/15/17	10,000	10,900
Intl Lease Fin Corp 8.625% 09/15/15	75,000	85,406
*Intl Lease Fin Corp 8.750% 03/15/17	255,000	298,350
Intl Lease Fin Corp 6.250% 05/15/19	25,000	26,875
Intl Lease Fin Corp 5.750% 05/15/16	45,000	47,711
Intl Lease Finance Corp 5.875% 04/01/19	115,000	121,933
Intl Lease Finance Corp 4.875% 04/01/15	25,000	25,985
Nuveen Investments Inc - 144A 9.500% 10/15/20	85,000	84,575
Realogy Corp - 144A 7.875% 02/15/19	120,000	126,000
Realogy Corp - 144A 7.625% 01/15/20	70,000	77,175
Tomkins LLC/Tomkins Inc 9.000% 10/01/18	32,000	35,680
UPCB Fin III LTD - 144A 6.625% 07/01/20	300,000	314,250
WMG Acquisition Corp 11.500% 10/01/18	40,000	45,000
		2,647,860
Health Care (9.9%)
Accellent Inc 8.375% 02/01/17	85,000	87,337
Accellent Inc 10.000% 11/01/17	100,000	84,500
#Biomet Inc - 144A 6.500% 08/01/20	180,000	186,525
Community Health Systems 8.000% 11/15/19	35,000	38,412
CHS/Community Health Sys 5.125% 08/15/18	50,000	51,875
Chiron Merger Inc - 144A 10.500% 11/01/18	175,000	185,062
DJO Fin LLC/DJO Fin Corp 7.750% 04/15/18	160,000	146,000
#DJO Fin LLC/DJO Fin Corp - 144A 8.750% 03/15/18	45,000	47,869
#DJO Fin LLC/DJO Fin Corp - 144A 9.875% 04/15/18	20,000	19,750
Davita Inc 6.375% 11/01/18	25,000	26,688
Davita Inc 6.625% 11/01/20	70,000	74,813
Davita Inc 5.750% 08/15/22	10,000	10,400
Fresenius Med Care II - 144A 5.625% 07/31/19	30,000	31,950
HCA Inc 8.000% 10/01/18	30,000	34,650
HCA Inc 6.500% 02/15/20	45,000	50,063
*HCA Inc 7.500% 02/15/22	405,000	458,663
HCA Holdings Inc 7.750% 05/15/21	275,000	299,750
Healthsouth Corp 8.125% 02/15/20	20,000	22,200
Healthsouth Corp 7.250% 10/01/18	45,000	48,713
Healthsouth Corp 7.750% 09/15/22	60,000	65,550
Healthsouth Corp 5.750% 11/01/24	25,000	25,438
Health Management Assoc 6.125% 04/15/16	105,000	114,450
Health Management Assoc - 144A 7.375% 01/15/20	50,000	54,250
Hologic Inc -144A 6.250% 08/01/20	25,000	26,500
Mylan Inc - 144A 7.625% 07/15/17	35,000	38,763
Mylan Inc - 144A 7.875% 07/15/20	90,000	101,025
Radiation Therapy Service 9.875% 04/15/17	100,000	72,750
Radiation Therapy Service 8.875% 01/15/17	60,000	57,900
Surgical Care Affiliates - 144A 8.875% 07/15/15	208,726	209,770
Tenet Healthcare Corp 8.875% 07/01/19	15,000	16,950
Tenet Healthcare Corp 8.000% 08/01/20	240,000	257,700
Tenet Healthcare Corp 6.250% 11/01/18	90,000	99,225
USPI Finance Corp - 144A 9.000% 04/01/20	60,000	65,100
Valeant Pharmaceuticals - 144A 7.000% 10/01/20	15,000	15,788
Valeant Pharmaceuticals - 144A 6.875% 12/01/18	110,000	115,775
Valeant Pharmaceuticals 6.750% 08/15/21	85,000	88,188
Valeant Pharmaceuticals - 144A 7.250% 07/15/22	110,000	115,913
		3,446,255
Industrials (10.9%)
#ADS Waste Holdings - 144A 8.250% 10/01/20	25,000	25,500
Aircastle Ltd 9.750% 08/01/18	80,000	91,200
Aircastle Ltd 6.750% 04/15/17	35,000	37,713
Aircastle Ltd 7.625% 04/15/20	10,000	11,075
Amsted Industries - 144A 8.125% 03/15/18	105,000	113,400
Ashtead Capital Inc 6.500% 07/15/22	40,000	42,000
Associated Materials Inc 9.125% 11/01/17	90,000	88,200
Avis Budget Car Rental 9.625% 03/15/18	65,000	72,150
Avis Budget Car Rental 8.250% 01/15/19	125,000	136,094
Belden Inc - 144A 5.500% 09/01/22	80,000	81,800
Bombardier Inc - 144A 7.750% 03/15/20	30,000	34,425
Bombardier Inc - 144A 5.750% 03/15/22	45,000	46,125
Building Materials Corp - 144A 6.875% 08/15/18	20,000	21,450
Building Materials Corp - 144A 6.750% 05/01/21	60,000	65,700
CDW LLC/CDW Finance 8.500% 04/01/19	165,000	179,438
CEVA Group Plc - 144A 8.375% 12/01/17	150,000	144,563
Case New Holland Inc 7.875% 12/01/17	55,000	64,488
Clean Harbors Inc -144A 5.250% 08/01/20	50,000	51,500
Energy Future/EFIH Finan 10.000% 12/01/20	17,000	19,125
Energy Future/EFIH Finan - 144A 6.875% 08/15/17	20,000	20,700
FGI Operating Co LLC - 144A 7.875% 05/01/20	70,000	75,950
Geo Group Inc 7.750% 10/15/17	110,000	118,525
General Cable Corp 7.125% 04/01/17	100,000	103,375
General Cable Corp - 144A 5.750% 10/01/22	45,000	45,675
Great Lakes Dredge & Dock 7.375% 02/01/19	95,000	100,225
Griffon Corp 7.125% 04/01/18	75,000	79,406
H&E Equipment Services - 144A 7.000% 09/01/22	70,000	72,800
*Hertz Corp 7.500% 10/15/18	175,000	189,000
Hillman Group Inc 10.875% 06/01/18	85,000	91,375
Interline Brands Inc 7.000% 11/15/18	70,000	75,775
(3)Isabelle Acquisition Sub -144A 10.000% 11/15/18	30,000	32,550
Manitowoc Company Inc 8.500% 11/01/20	120,000	134,250
Meads Prods LLC - 144A 6.750% 04/30/20	30,000	31,275
Mueller Water Products 8.750% 09/01/20	45,000	50,850
NXP BV/NXP Funding LLC - 144A 9.750% 08/01/18	115,000	132,250
Oshkosh Corp 8.250% 03/01/17	70,000	77,000
Oshkosh Corp 8.500% 03/01/20	35,000	39,200
Ply Gem Industriers 8.250% 02/15/18	80,000	83,500
RBS Global & Rexnord Corp 8.500% 05/01/18	120,000	132,300
RSC Equipment Rent/RSC Holdings 10.250% 11/15/19	15,000	17,100
RSC Equipment Rent/RSC Holdings 8.250% 02/01/21	95,000	104,263
Sensata Technologies - 144A 6.500% 05/15/19	110,000	117,425
Sequa Corp - 144A 11.750% 12/01/15	65,000	68,250
Spirit Aerosystems Inc 7.500% 10/01/17	105,000	114,188
Terex Corp 8.000% 11/15/17	125,000	129,375
Terex Corp 6.500% 04/01/20	25,000	26,000
UR Financing Escrow Corp -144A 7.375% 05/15/20	15,000	16,125
UR Financing Escrow Corp - 144A 7.625% 04/15/22	30,000	32,850
United Rentals North Am 9.250% 12/15/19	100,000	112,750
United Rentals North Am 8.375% 09/15/20	30,000	32,100
		3,782,353
Information Technology (7.4%)
Amkor Technologies Inc 7.375% 05/01/18	60,000	62,400
Anixter Inc 5.625% 05/01/19	40,000	41,800
Aspect Software Inc 10.625% 05/15/17	65,000	66,788
Audatex North America Inc - 144A 6.750% 06/15/18	65,000	69,388
Commscope Inc - 144A 8.250% 01/15/19	115,000	124,200
Epicor Software Corp 8.625% 05/01/19	110,000	116,050
First Data Corp - 144A 8.875% 08/15/20	110,000	119,900
(3)First Data Corp - 144A 8.750% 01/15/22	283,000	285,123
First Data Corp 12.625% 01/15/21	227,000	235,229
First Data Corp - 144A 7.375% 06/15/19	65,000	67,031
First Data Corporation - 144A 6.750% 11/01/20	105,000	104,344
Freescale Semiconductor - 144A 10.125% 03/15/18	70,000	77,000
Freescale Semiconductor - 144A 9.250% 04/15/18	80,000	87,000
Freescale Semiconductor 8.050% 02/01/20	10,000	9,850
Infor US Inc - 144A 11.500% 07/15/18	55,000	62,700
Infor US Inc - 144A 9.375% 04/01/19	60,000	66,600
Alcatel-Lucent USA Inc 6.450% 03/15/29	200,000	131,000
MEMC Electronics Materia 7.750% 04/01/19	75,000	61,500
MagnaChip Semiconductor 10.500% 04/15/18	145,000	163,125
Mantech International 7.250% 04/15/18	70,000	73,850
SSI Invest II/Co-Issr LLC 11.125% 06/01/18	100,000	113,000
Sinclair Television Group - 144A 9.250% 11/01/17	85,000	94,138
Sinclair Television Group 8.375% 10/15/18	30,000	33,075
#Sinclair Television Group - 144A 6.125% 10/01/22	70,000	70,088
Sungard Data Systems Inc 10.250% 08/15/15	150,000	153,750
Sungard Data Systems Inc 7.375% 11/15/18	85,000	91,163
		2,580,092
Materials (7.2%)
Ardagh Packaging Fin - 144A 9.125% 10/15/20	200,000	212,000
Atkore International Inc 9.875% 01/01/18	85,000	82,663
Bway Holding Co 10.000% 06/15/18	130,000	146,250
Clearwater Paper Corp 7.125% 11/01/18	10,000	10,875
FMG Resources - 144A 6.875% 02/01/18	110,000	102,300
FMG Resources - 144A 6.375% 02/01/16	35,000	34,038
FMG Resources - 144A 8.250% 11/01/19	90,000	87,300
FMG Resources - 144A 6.875% 04/01/22	15,000	13,725
PH Glatfelter 7.125% 05/01/16	75,000	76,883
Hexion Us Fin/Nova Scoti 8.875% 02/01/18	75,000	77,063
Hexion US Fin/Nova Scoti 9.000% 11/15/20	75,000	66,938
Huntsman International LLC 8.625% 03/15/20	35,000	39,550
Huntsman International LLC 5.500% 06/30/16	70,000	70,350
Huntsman International LLC 8.625% 03/15/21	50,000	57,250
Ineos Fin PLC - 144A 9.000% 05/15/15	45,000	47,588
Ineos Finance PLC 8.375% 02/15/19	200,000	210,500
Ineos Group Holdings PLC - 144A 8.500% 02/15/16	95,000	89,775
Longview Fibre Paper & Packaging - 144A 8.000% 06/01/16	20,000	20,850
(3)Noranda Aluminium Acquisition 4.730% 05/15/15	107,963	102,565
Novelis Inc 8.375% 12/15/17	80,000	87,400
Novelis Inc 8.750% 12/15/20	25,000	27,688
Packaging Dynamics Corp - 144A 8.750% 02/01/16	75,000	79,125
Polyone Corp 7.375% 09/15/20	60,000	64,950
Polypore International 7.500% 11/15/17	100,000	107,750
Rain CII Carbon LLC - 144A 8.000% 12/01/18	35,000	35,700
(3)Reichhold Industries Inc - 144A 11.000% 05/08/17	196,372	153,170
Rockwood Specialities Group 4.625% 10/15/20	95,000	96,425
Scotts Miracle-Gro Co 7.250% 01/15/18	45,000	48,263
Scotts Miracle-Gro Co 6.625% 12/15/20	25,000	26,938
Sealed Air Corp - 144A 8.125% 09/15/19	30,000	33,375
Sealed Air Corp - 144A 8.375% 09/15/21	50,000	56,000
Tekni-Plex Inc - 144A 9.750% 06/01/19	60,000	64,200
Vertellus Specialties - 144A 9.375% 10/01/15	15,000	11,888
Vulcan Materials 6.500% 12/01/16	30,000	32,925
Vulcan Materials 7.500% 06/15/21	30,000	33,900
		2,508,160
Telecommunication Services (10.2%)
Block Communications Inc - 144A 7.250% 02/01/20	65,000	69,063
Centurylink Inc 5.800% 03/15/22	85,000	92,492
Cincinnati Bell Inc 8.375% 10/15/20	50,000	53,750
Clearwire Comm/Fin - 144A 12.000% 12/01/15	70,000	68,950
Clearwire Comm/Finance - 144A 14.750% 12/01/16	10,000	10,850
Cogent Communications - 144A 8.375% 02/15/18	60,000	65,100
Cricket Communications I 7.750% 10/15/20	40,000	39,000
Everest Acq LLC - 144A 9.375% 05/01/20	145,000	158,050
Everest Acq LLC - 144A 6.875% 05/01/19	35,000	37,450
GCI Inc 8.625% 11/15/19	80,000	86,400
(3)IPCS Inc 3.695% 05/01/14	77,001	76,423
ITC Deltacom Inc 10.500% 04/01/16	80,000	85,600
Intelsat Luxembourg 11.250% 02/04/17	60,000	63,450
(3)Intelsat Luxembourg 11.500% 02/04/17	160,000	169,600
Intelsat Jackson Holdings 11.250% 06/15/16	29,000	30,269
Integra Telecom - 144A 10.750% 04/15/16	80,000	81,800
Intelsat Jackson Holdings 7.250% 10/15/20	90,000	96,975
Intelsat Jackson Holdings 7.250% 04/01/19	65,000	70,200
Intelsat Jackson Holdings - 144A 7.250% 10/15/20	70,000	75,250
#Intelsat Jackson Holdings - 144A 6.625% 12/15/22	125,000	124,375
Level 3 Financing Inc 9.375% 04/01/19	85,000	94,350
Level 3 Financing Inc 8.625% 07/15/20	45,000	48,600
Level 3 Financing Inc 8.125% 07/01/19	95,000	100,938
Level 3 Communications 11.875% 02/01/19	50,000	56,750
Level 3 Communications - 144A 8.875% 06/01/19	20,000	21,000
Metropcs Wireless Inc 7.875% 09/01/18	125,000	135,000
Paetec Holding Corp 8.875% 06/30/17	65,000	70,525
Paetec Corp 9.875% 12/01/18	100,000	114,500
SBA Telecommunications 8.250% 08/15/19	39,000	43,583
*Sprint Capital Corp 8.750% 03/15/32	625,000	646,875
Sprint Nextel Corp - 144A 9.000% 11/15/18	195,000	234,000
Syniverse Holdings Inc 9.125% 01/15/19	20,000	21,500
Texas Competitive Elec Hold LLC - 144A 11.500% 10/01/20	75,000	58,688
Wind Acquisition Fin SA - 144A 7.250% 02/15/18	200,000	190,000
Windstream Corp 8.125% 09/01/18	40,000	43,200
Windstream Corp 7.750% 10/01/21	60,000	64,650
Windstream Corp 7.500% 04/01/23	35,000	36,575
		3,535,781
Utilities (2.0%)
AES Corp 9.750% 04/15/16	135,000	161,325
Calpine Corp - 144A 7.250% 10/15/17	30,000	32,025
Calpine Corp - 144A 7.875% 07/31/20	30,000	32,775
Calpine Corp - 144A 7.500% 02/15/21	125,000	135,000
Calpine Corp - 144A 7.875% 01/15/23	25,000	27,625
Energy Future Holdings 10.000% 01/15/20	90,000	99,225
NRG Energy Inc 8.250% 09/01/20	40,000	43,600
NRG Energy Inc 7.625% 01/15/18	75,000	81,188
NRG Energy Inc - 144A 6.625% 03/15/23	75,000	76,688
		689,451

TOTAL CORPORATE BONDS (COST: $31,076,296)		$32,637,905

COMMON STOCKS (0%)	Shares
(1)GMX Resources Inc (COST: $2,640)	1,960	$1,568

ESCROW RIGHTS (0%)	Shares
(1)GCB US Oncology Inc (COST: $0)	205,000	$3,075

SHORT-TERM SECURITIES (5.5%)	Shares
(4)Wells Fargo Advantage Cash Investment Money Market Fund 0.101% (COST: $1,912,981)	1,912,981	$1,912,981

TOTAL INVESTMENTS IN SECURITIES (COST: $32,991,917) (99.3%)		$34,555,529
OTHER ASSETS LESS LIABILITIES (0.7%)		259,216

NET ASSETS (100.0%)		$34,814,745

(1) Non-income producing security.
(2) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
(3) Interest or dividend is paid-in-kind, when applicable.
(4) Floating rate security. The rates for these securities are as of September 28, 2012.
(5) Issue is in default.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid. These securities amount to $10,436,347, representing 30.0% of net assets.

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# When-issued purchase as of September 28, 2012.

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Schedule of Investments September 28, 2012 (unaudited)
		Fair
	Quantity	Value
COMMON STOCK (93.6%)

Energy (75.6%)
*Basic Energy Svcs	661,000	$7,416,420
*C&J Energy Services Inc	567,000	11,283,300
Calfrac Well Services Ltd	215,000	5,174,340
*Cameron International Corp	297,000	16,652,790
Canyon Services Group Inc	520,000	6,294,392
CARBO Ceramics Inc	101,000	6,354,920
*Continental Resources Inc	216,500	16,648,850
*Dresser-Rand Group Inc	245,000	13,501,950
*FMC Technologies, Inc.	187,000	8,658,100
Halliburton Company	670,000	22,572,300
HollyFrontier Corp	151,000	6,231,770
*Key Energy Services Inc	725,000	5,075,000
Kinder Morgan Inc	310,000	11,011,200
*Kodiak Oil & Gas Corp	2,460,000	23,025,600
*Legacy Oil & Gas Inc	875,000	5,981,063
Lufkin Industries Inc	165,000	8,880,300
Marathon Petroleum Corp	111,000	6,059,490
National Oilwell Varco Inc	369,000	29,560,590
*Oasis Petroleum	985,000	29,027,950
*Oil States Intl Inc	203,000	16,130,380
Phillips 66	225,000	10,433,250
Pure Energy Services Ltd	710,000	7,929,848
Schlumberger Ltd	176,000	12,730,080
*Superior Energy Services	287,000	5,889,240
*Synergy Resources Corp	518,181	2,160,815
Tesoro Corp	226,000	9,469,400
*Triangle Petroleum Corp	920,000	6,587,200
Valero Energy Corp.	430,000	13,622,400
*Whiting Petroleum Corp	457,000	21,652,660
Williams Companies Inc	565,000	19,758,050
Ensco Plc	221,000	12,057,760
*Weatherford International Ltd	722,000	9,154,960
		386,986,368
Industrials (5.6%)
Canadian Pacific Railway LTD	59,000	4,890,510
Caterpillar Inc	55,000	4,732,200
Deere & Co	91,000	7,506,590
Trinity Industries Inc	390,000	11,688,300
		28,817,600
Materials (8.0%)
Agrium Inc	140,000	14,484,400
CF Industries Holdings Inc	46,000	10,223,040
*Flotek Industries Inc	750,000	9,502,500
*Silica Holdings, Inc.	511,000	6,929,160
		41,139,100
Utilities (4.4%)
MDU Resources Group Inc	584,000	12,871,360
ONEOK Inc	200,000	9,662,000
		22,533,360

TOTAL COMMON STOCKS (COST: $464,091,330)		$479,476,428

SHORT-TERM SECURITIES (5.5%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.101% (COST: $28,404,340)	28,404,340	$28,404,340

TOTAL INVESTMENTS IN SECURITIES (COST: $492,495,670) (99.1%)		$507,880,768
OTHER ASSETS LESS LIABILITIES (0.9%)		4,430,001

NET ASSETS (100.0%)		$512,310,769

*Non-income producing
^Variable rate security; rate shown represents rate as of September 28, 2012.

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments September 28, 2012(unaudited)
		Fair
	Quantity	Value
COMMON STOCK (95.8%)

Consumer Discretionary (10.2%)
Coach Inc	9,000	$504,180
Lowe's Companies	25,000	756,000
McDonalds Corp	8,000	734,000
NIKE Inc - Class B	4,000	379,640
Starbucks Corp	10,000	507,500
		2,881,320
Consumer Staples (7.0%)
CVS Corp	16,000	774,720
General Mills Inc	15,000	597,750
Sysco Corp	20,000	625,400
		1,997,870
Energy (12.9%)
*Continental Resources Inc	7,000	538,300
Halliburton Company	19,000	640,110
*Kodiak Oil & Gas Corp	98,000	917,280
National Oilwell Varco Inc	13,500	1,081,485
Pure Energy Services Ltd	42,000	469,090
		3,646,265
Financials (11.2%)
BlackRock Inc	2,600	463,580
JP Morgan Chase & Corp	27,000	1,092,960
Morgan Stanley	40,000	669,600
Wells Fargo & Company	27,000	932,310
		3,158,450
Health Care (9.6%)
Johnson & Johnson	10,000	689,100
Merck & Co Inc	14,500	653,950
Thermo Fisher Scientific Inc	15,000	882,450
*Waters Corp	6,000	499,980
		2,725,480
Industrials (11.2%)
Cummins Inc	4,400	405,724
Deere & Co	8,000	659,920
Emerson Electric Co	15,000	724,050
Trinity Industries Inc	18,000	539,460
Union Pacific Corp	7,000	830,900
		3,160,054
Information Technology (21.4%)
*Apple Inc.	2,200	1,467,972
*Cognizant Technology Solutions Corp	10,000	699,200
*EMC Corp	41,000	1,118,070
*Google Inc - Class A	1,200	905,400
Oracle Corp	26,000	818,740
Qualcomm Inc	10,000	624,900
*Super Micro Computer Inc	35,000	421,050
		6,055,332
Materials (8.0%)
Agrium Inc	5,400	558,684
CF Industries Holdings Inc	1,700	377,808
*Flotek Industries Inc	45,000	570,150
Freeport-McMoRan Copper & Gold Inc	10,000	395,800
*Silica Holdings, Inc.	26,000	352,560
		2,255,002
Telecommunication Services (1.9%)
CenturyLink Inc	13,200	533,280

Utilities (2.4%)
MDU Resources Group Inc	31,000	683,240

TOTAL COMMON STOCKS (COST: $23,366,475)		$27,096,293

SHORT-TERM SECURITIES (4.4%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.101% (COST: $1,247,746)	1,247,746	$1,247,746

TOTAL INVESTMENTS IN SECURITIES (COST: $24,614,221) (100.2%)		$28,344,039
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(67,523)

NET ASSETS (100.0%)		$28,276,516

*Non-income producing
^Variable rate security; rate shown represents rate as of September 28, 2012.

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments September 28, 2012 (unaudited)
		Fair
	Quantity	Value
COMMON STOCK (97.1%)

Consumer Discretionary (9.0%)
Leggett & Platt Inc	3,400	$85,170
McDonalds Corp	2,600	238,550
Thomson Reuters Corp	2,800	80,808
		404,528
Consumer Staples (32.3%)
Altria Group Inc	6,900	230,391
Clorox Co/The	1,600	115,280
Coca-Cola Co/The	3,500	132,755
General Mills Inc	2,800	111,580
H.J. Heinz Co	2,000	111,900
Kimberly-Clark Corp	2,350	201,583
PepsiCo Inc	2,300	162,771
Procter & Gamble Co/The	2,800	194,208
Sysco Corp	5,900	184,493
		1,444,961
Energy (7.7%)
Chevron Corp	1,100	128,216
ConocoPhillips	1,700	97,206
Royal Dutch Shell PLC - ADR	1,700	117,997
		343,419
Financials (4.1%)
Cincinnati Financial Corp	2,300	87,147
Mercury General Corp	2,500	96,625
		183,772
Health Care (11.5%)
Bristol-Myers Squibb	1,800	60,750
Johnson & Johnson	2,900	199,839
Eli Lilly & Co	2,600	123,266
Merck & Co Inc	2,900	130,790
		514,645
Industrials (5.7%)
Emerson Electric Co	3,550	171,359
Lockheed Martin Corp	900	84,042
		255,401
Information Technology (2.2%)
Microsoft Corp	3,300	98,274

Telecommunication Services (7.9%)
AT&T Inc	4,900	184,730
CenturyLink Inc	2,150	86,860
Verizon Communications Inc	1,800	82,026
		353,616
Utilities (16.7%)
Consolidated Edison Inc	3,700	221,593
Exelon Corp	2,500	88,950
Northwest Natural Gas Co	1,700	83,708
SCANA Corp	2,200	106,194
Southern Company	2,900	133,661
Vectren Corp	4,000	114,400
		748,506

TOTAL COMMON STOCKS (COST: $4,258,975)		$4,347,122

TOTAL INVESTMENTS IN SECURITIES (COST: $4,258,975) (97.1%)		$4,347,122
OTHER ASSETS LESS LIABILITIES (2.9%)		127,692

NET ASSETS (100.0%)		$4,474,814

*Non-income producing
^Variable rate security; rate shown represents rate as of September 28, 2012.

NOTE: INVESTMENT IN SECURITIES (unaudited)
September 28, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund
Investments at cost	$32,991,917	$492,495,670	$24,614,221	$4,258,975
Unrealized appreciation	$1,878,683	$54,210,449	$4,187,514	$135,996
Unrealized depreciation	($315,071)	($38,825,351)	($457,696)	($47,849)
Net unrealized appreciation (depreciation)*	$1,563,612	$15,385,098	$3,729,818	$88,147

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 28, 2012:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,912,981	$0	$0	$1,912,981
Common Stock	$1,568	$0	$0	$1,568
Escrow Rights	$0	$3,075	$0	$3,075
Corporate Bonds	$0	$32,637,905	$0	$32,637,905
Total	$1,914,549	$32,640,980	$0	$34,555,529

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$28,404,340	$0	$0	$28,404,340
Common Stock	479,476,428	0	0	479,476,428
Total	$507,880,768	$0	$0	$507,880,768

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,247,746	$0	$0	$1,247,746
Common Stock	27,096,293	0	0	27,096,293
Total	$28,344,039	$0	$0	$28,344,039

Integrity Dividend Harvest Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$4,347,122	0	0	$4,347,122
Total	$4,347,122	$0	$0	$4,347,122

Item 2. CONTROLS AND PROCEDURES

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 26, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 26, 2012